Hedging Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about hedging instruments [abstract]
Summary of Hedging Derivative Financial Instruments

The following tables summarized the information relating to the hedges for foreign currency risk.

December 31, 2021

		Notional		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating Hedge
Hedging Instruments	Currency	Amount	Maturity	Rate	Balance Sheet	Asset	Liability	Ineffectiveness
		(In Millions)				NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	NT$/EUR	NT$ 228/ EUR 7	March 2022	$32.54	Hedging financial assets (liabilities)	$—	$8	$(10)

	Change in Value of Hedged Item Used for	Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$10	$(8)	$—

December 31, 2022

		Notional		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating Hedge
Hedging Instruments	Currency	Amount	Maturity	Rate	Balance Sheet	Asset	Liability	Ineffectiveness
		(In Millions)				NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	NT$/EUR	NT$ 423/ EUR 13	March 2023	$31.69	Hedging financial assets (liabilities)	$13	$—	$21

	Change in Value of Hedged Item Used for	Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$(21)	$13	$—

December 31, 2023

		Notional		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating Hedge
Hedging Instruments	Currency	Amount	Maturity	Rate	Balance Sheet	Asset	Liability	Ineffectiveness
		(In Millions)				NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	NT$/EUR	NT$ 24/ EUR 1	March 2024	$33.88	Hedging financial assets (liabilities)	$—	$—	$(13)

	Change in Value of Hedged Item Used for	Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$13	$—	$—

Summary of Hedging Transaction and Reclassification Affected Comprehensive Income

Year ended December 31, 2021

	Comprehensive Income			Reclassification from Equity to Assets and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in Which Hedge	Amount Reclassified to Assets and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$(10)	$—	—	$(43)	$—
				Construction in progress and equipment to be accepted	Other gains and losses

Year ended December 31, 2022

	Comprehensive Income			Reclassification from Equity to Assets and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in Which Hedge	Amount Reclassified to Assets and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$21	$—	—	$6	$—
				Construction in progress and equipment to be accepted	Other gains and losses

Year ended December 31, 2023

	Comprehensive Income			Reclassification from Equity to Assets and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in Which Hedge	Amount Reclassified to Assets and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$(13)	$—	—	$37	$—
				Construction in progress and equipment to be accepted	Other gains and losses